Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventories
Summary of inventories

	At June 30,	At December 31,
(Euro thousands)	2026	2025
Raw materials, ancillary materials and consumables	5,560	6,567
Work-in-progress and semi-finished products	5,230	6,660
Finished goods	45,739	43,947
Total inventories	56,529	57,174